RBH Legal Settlement (Details) In Millions, unless otherwise specified	Dec. 31, 2011 RBH Legal Settlement [Member] USD ($)	Dec. 31, 2010 RBH Legal Settlement [Member] USD ($)	Jul. 31, 2008 RBH Legal Settlement [Member] USD ($)	Jul. 31, 2008 RBH Legal Settlement [Member] CAD	Jul. 31, 2008 Rothmans [Member]	Jul. 31, 2008 Principal Owner [Member]
Related Party Transaction [Line Items]
Legal settlement incurred			$ 540	550
Payment termination date		2019
Ownership percentage					60.00%	40.00%
Discounted accrued settlement charges	$ 212	$ 237